Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 926	$ 482	$ 117
Financial income	9		8
Other		1	21
Total non-operating income	$ 935	$ 483	$ 146